Filed with the Securities and Exchange Commission on March 24, 2006

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

(Check Appropriate Box or Boxes)

AIP ALTERNATIVE STRATEGIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Name and Address of Agent for Service)

WITH A COPY TO:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 28, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on January 27, 2006 and pursuant to Rule 485(a)(1) would become effective on March 28, 2006.

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 28, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and the State of New York on the 24th day of March, 2006.

AIP Alternative Strategies Funds

By:  /s/Lee Schultheis
Lee Schultheis, President

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on March 24, 2006.

Signature	Title

/s/Lee Schultheis Lee Schultheis	President

Robert Anderson* Robert Anderson	Independent Trustee

Joyce P Montgomery-Rocklin* Joyce P Montgomery-Rocklin	Independent Trustee

Thomas Mann* Thomas Mann	Independent Trustee

Joseph Breslin* Joseph Breslin	Independent Trustee and Chairperson

*Stephen G. Bondi* Stephen G. Bondi	Interested Trustee, Treasurer & Chief Financial Officer

By: /s/Lee Schultheis Lee Schultheis, President
*Attorney-in-Fact pursuant to Power of Attorney previously filed November 15, 2005.